OTHER RECEIVABLES, NET	12 Months Ended
Dec. 31, 2024
Other Receivables Net
OTHER RECEIVABLES, NET

4. OTHER RECEIVABLES, NET

Other receivables consist of the following:

	December 31,	December 31,
	2024	2023

Deposit for business acquisitions	$11,960,764	$12,139,263
Deposit for set-up of research center	83,468	84,714
Others	5,646,585	5,439,957
Allowance for expected credit loss	(13,987,956)	(13,481,228)
Total other receivables, net	$3,702,861	$4,182,706

In 2022, the Company acquired Fuzhou CSFC subject to customary conditions; it signed a three parties agreement that involves Fuzhou CSFC and Quanzhou Yiang Trading Co., Ltd (“Yiang”), of which Yiang is an independent third party. As of December 31, 2024, the Company paid a refundable deposit of $5,806,404 to Yiang as a guarantee, if the financial performance of Fuzhou CSFC does not meet the agreed terms. Since Fuzhou CSFC was disposed, the agreement party changed from Fuzhou CSFC to Blue Hat WFOE. Due to prolonged aging and lack of recoverability, the company recorded a full allowance of $5,806,404.

The Company signed a non-binding letter of intent to acquire a controlling equity interest of Fuzhou Tornado Network Technology Co., Ltd (“Tornado”), subject to customary conditions. Tornado is a developer and distributor of mobile games in China with an international user base across Mainland China, South Korea, the United Arab Emirates and North America. The acquisition price is expected to be based on the valuation of the acquired entities carried out by a qualified independent third party. The Company signed a three parties’ agreement that involves Tornado and Quanzhou Chengtai Co., Ltd (“Chengtai”), of which Chengtai is an independent third party. As of December 31, 2024 the Company paid a refundable deposit of $ 6,154,360 to Chengtai as a guarantee. There is no assurance that the proposed transaction will be consummated, particularly if the financial performance of Tornado does not meet the agreed terms. Due to prolonged aging and lack of recoverability, the company recorded a full allowance of $6,154,360.

In addition, the Company is aiming to establish a research center with Beijing Zhongrun Minan Intelligence Technology Co., Ltd (“Zhongrun”). The project will develop a training platform and application for kindergarten. As of December 31, 2024, the Company paid $ 83,468 to Zhongrun as a refundable deposit for preliminary costs. Due to prolonged aging and lack of recoverability, the company recorded a full allowance of $83,468.

Movements of allowance for expected credit loss are as follows:

Expected credit loss
Beginning balance	$13,481,228	$12,489,219
Addition	579,369	1,207,145
Exchange rate effect	(72,641)	(215,136)
Ending balance	$13,987,956	$13,481,228